[FRONT COVER]
                                                   [PIONEER Investments(R) LOGO]

Pioneer Bond
Fund

SEMIANNUAL REPORT 12/31/00

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                                        1

Portfolio Summary                                                2

Performance Update                                               3

Portfolio Management Discussion                                  6

Schedule of Investments                                          9

Financial Statements                                            18

Notes to Financial Statements                                   24

Results of Shareowner Meeting                                   28

Trustees, Officers and Service Providers                        29

Pioneer Bond Fund

LETTER FROM THE PRESIDENT 12/31/00

Dear Shareowner,
--------------------------------------------------------------------------------

The year 2000 ended amid turbulent markets and rancorous politics as the election drama played out against a background of exceptional market volatility. By the time you read this letter the new administration will be in place in Washington, but it's less clear what will be happening on Wall Street. At Pioneer we recognize that economics, not politics, is driving today's market activity. Signs of a slowing economy and changing investor preferences are everywhere. Periods like this accentuate the benefits of discipline and fundamental analysis.

Meanwhile, value stocks have been staging a comeback after years of investor obsession with growth. A slowing economy tends to bring valuations down to earth, and Pioneer's style has always been to focus on value - we spend every day searching for stocks and bonds whose potential is going unrecognized in the marketplace.

As investor attention shifts from growth to value or from stocks to bonds, one of the best suggestions I can make is that you set aside time to meet with your investment professional. That meeting could be especially important if it has been a while since you last reviewed your overall portfolio. Use the opportunity to reevaluate your retirement plan contributions and decide whether a Roth or a Traditional IRA is the better choice for you. Your financial professional will also help you examine and assess your portfolio's exposure to different investment categories in today's fast-changing markets.

An important announcement from Pioneer

I'm very happy to report that, on October 24, 2000, Pioneer Investment Management became a wholly owned subsidiary of UniCredito Italiano S.p.A., one of Italy's largest and most successful banking groups. Early in 2001, all of UniCredito's investment operations will be combined to form Pioneer Global Asset Management S.p.A., which through Pioneer and other subsidiaries will manage over $110 billion for global individual and institutional clients under the name Pioneer Investments[RegTM]. The new Pioneer Global will bring Pioneer greater access to analytical resources that complement our broad set of investment skills, reinforcing Pioneer's tradition of fundamental investment analysis and sound long-term portfolio management. We believe fund shareholders will benefit from this greater integration.

All of us at Pioneer appreciate your decision to invest with us and look forward to helping you reach your financial goals.

Respectfully,

/s/ David Tripple

David Tripple
Pioneer Investment Management, Inc.

Pioneer Bond Fund
PORTFOLIO SUMMARY 12/31/00

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Start Pie Chart]

Treasury/Agency                                26.8%
BBB                                            20.3%
BB                                             10.1%
B & Lower                                       8.8%
AA                                              6.0%
AAA                                             2.5%
Commercial Paper                                0.5%

[End Pie Chart]

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[Start Pie Chart]

4-6 Years                                      29.8%
6-8 Years                                      16.8%
8+ Years                                       15.6%
3-4 Years                                      15.4%
1-3 Years                                      15.3%
0-1 Year                                        7.1%

[End Pie Chart]

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

  1. U.S. Treasury Bonds, 8.0%, 11/15/21                          2.90%
  2. U.S. Treasury Bonds, 7.5%, 11/15/16                          2.70
  3. Ford Capital BV, 9.5%, 6/1/10                                2.57
  4. Government National Mortgage Association, 7.5%, 2/15/30      2.46
  5. Government National Mortgage Association, 7.0%, 8/15/29      2.44
  6. U.S. Treasury Notes, 5.75%, 8/15/10                          2.23
  7. Government National Mortgage Association I, 7.0%, 7/15/29    2.00
  8. Government National Mortgage Association, 8.0%, 5/15/30      1.82
  9. Continental Cablevision, Inc., 9.5%, 8/1/13                  1.80
 10. Time Warner, Inc., 9.15%, 2/1/23                             1.73

2 Fund holdings will vary for other periods.

Pioneer Bond Fund

PERFORMANCE UPDATE 12/31/00                                     CLASS A SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  12/31/00       6/30/00
                           $8.72          $8.47

Distributions per Share    Income         Short-Term          Long-Term
(6/30/00 - 12/31/00)       Dividends      Capital Gains       Capital Gains
                           $0.289               -                   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Bond Fund at public offering price, compared to the growth of the Lehman Brothers Government/Credit Index.

Average Annual Total Returns
(As of December 31, 2000)

             Net Asset     Public Offering
Period         Value            Price*
10 Years        7.06             6.57
5 Years         4.70             3.75
1 Year          8.45             3.52

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.


[Mountain chart]
                                       Lehman Brothers Government/
             Pioneer Bond Fund*               Credit Index**
12/90              $9,550                        $10,000
                  $11,034                        $11,610
12/92             $11,904                        $12,490
                  $13,265                        $13,871
12/94             $12,708                        $13,384
                  $15,016                        $15,961
12/96             $15,310                        $16,421
                  $16,712                        $18,023
12/98             $17,998                        $19,731
                  $17,421                        $19,306
12/00             $18,894                        $21,594

[End mountain chart]


The Lehman Brothers Government/Credit Index is an unmanaged, composite index of the U.S. bond market. The Index is composed of the Lehman Brothers Government Bond Index and the Lehman Brothers Credit Index. The Lehman Brothers Government/Credit Index is split into three composites: Aggregate, Intermediate (maturities up to 10 years) and Long-Term Maturities (of 10 years and greater). Only the Aggregate Index has market values. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

** The name of the Lehman Brothers Government/Corporate Bond Index was changed to the Lehman Brothers Government/Credit Index on July 1, 2000.

Pioneer Bond Fund

PERFORMANCE UPDATE 12/31/00                                      CLASS B SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                   12/31/00        6/30/00
                            $8.69           $8.44

Distributions per Share     Income          Short-Term          Long-Term
(6/30/00 - 12/31/00)        Dividends       Capital Gains       Capital Gains
                            $0.238                -                   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Bond Fund, compared to the growth of the Lehman Brothers
Government/Credit Index.

Average Annual Total Returns
(As of December 31, 2000)

                   If           If
Period            Held       Redeemed*
  Life-of-Fund    5.17%        5.17%
  (4/4/94)
  5 Years         3.85         3.69
  1 Year          7.30         3.30

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.


[Mountain chart]
                                    Lehman Brothers Government/
             Pioneer Bond Fund*             Credit Index**
 4/94             $10,000                     $10,000
                   $9,927                      $9,958
12/94              $9,938                     $10,044
                  $10,976                     $11,229
                  $11,637                     $11,977
                  $11,321                     $11,752
12/96             $11,766                     $12,325
                  $12,028                     $12,663
                  $12,753                     $13,527
                  $13,136                     $14,091
12/98             $13,622                     $14,808
                  $13,211                     $14,471
                  $13,098                     $14,490
                  $13,275                     $15,096
12/00             $14,054                     $16,208

[End mountain chart]


+ Index comparison begins 4/30/94. The Lehman Brothers Government/Credit Index is an unmanaged, composite index of the U.S. bond market. The Index is composed of the Lehman Brothers Government Bond Index and the Lehman Brothers Credit Index. The Lehman Brothers Government/Credit Index is split into three composites: Aggregate, Intermediate (maturities up to 10 years) and Long-Term Maturities (of 10 years and greater). Only the Aggregate
  Index has market values. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

** The name of the Lehman Brothers Government/Corporate Bond Index was changed to the Lehman Brothers Government/Credit Index on July 1, 2000.

Pioneer Bond Fund

PERFORMANCE UPDATE 12/31/00                                      CLASS C SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                   12/31/00       6/30/00
                            $8.70          $8.46

Distributions per Share     Income         Short-Term          Long-Term
(6/30/00 - 12/31/00)        Dividends      Capital Gains       Capital Gains
                            $0.261               -                   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Bond Fund, compared to the growth of the Lehman Brothers Government/Credit Index.

Average Annual Total Returns
(As of December 31, 2000)

                  If         If
Period           Held     Redeemed*
Life-of-Fund     3.82%      3.82%
(1/31/96)
1 Year           7.55       7.55

* Assumes reinvestment of distributions. A 1% contingent deferred sales charge
  (CDSC) applies to redemptions made within one year of purchase.


[Mountain chart]

                                     Lehman Brothers Government/
              Pioneer Bond Fund*             Credit Index**
 1/96             $10,000                      $10,000
                   $9,679                       $9,706
                   $9,700                       $9,750
                   $9,831                       $9,922
12/96             $10,081                      $10,225
                   $9,971                      $10,137
                  $10,294                      $10,505
                  $10,607                      $10,873
12/97             $10,904                      $11,222
                  $11,024                      $11,393
                  $11,233                      $11,691
                  $11,700                      $12,269
12/98             $11,653                      $12,286
                  $11,515                      $12,139
                  $11,300                      $12,007
                  $11,277                      $12,071
12/99             $11,179                      $12,022
                  $11,246                      $12,345
                  $11,341                      $12,523
                  $11,621                      $12,883
12/00             $12,023                      $13,446

[End mountain chart]


The Lehman Brothers Government/Credit Index is an unmanaged, composite index of the U.S. bond market. The Index is composed of the Lehman Brothers Government Bond Index and the Lehman Brothers Credit Index. The Lehman Brothers Government/Credit Index is split into three composites: Aggregate, Intermediate (maturities up to 10 years) and Long-Term Maturities (of 10 years and greater). Only the Aggregate Index has market values. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

** The name of the Lehman Brothers Government/Corporate Bond Index was changed to the Lehman Brothers Government/Credit Index on July 1, 2000.

Pioneer Bond Fund

PORTFOLIO MANAGEMENT DISCUSSION 12/31/00

Most domestic fixed income securities, with the exception of lower-rated corporate bonds, performed well during the final six months of 2000, outperforming stocks for the first time in several years. In the following discussion, Kenneth J. Taubes details the factors that influenced Pioneer Bond Fund's performance during the six months. Mr. Taubes, head of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Fund.

Q: What factors most contributed to the Pioneer Bond Fund's dramatically improved performance in the final six months of 2000?

A: Strong performance by the portfolio's higher grade bonds helped sustain returns in a period of declining interest rates and rising prices for high-quality securities. Performance also was helped by sector selection in corporate bonds and by our decision to extend duration, which is a measure of a bond's susceptibility to price changes as interest rates move up or down. Most interest rates fell during the period, and declining interest rates tend to raise the prices of longer-duration bond funds. At the end of the period, effective duration was 5.06 years. Throughout the period, the Fund delivered healthy, competitive income. On December 31, 2000, the Fund's 30-day SEC yield on Class A shares was 6.20%. The Fund's Class A shares had a total return of 6.47% at net asset value for the six-month period while Class B shares returned 5.86% and Class C shares returned 6.01%. In comparison, the average return for the same period of the 187 funds in Lipper Inc.'s corporate debt A-rated category was 6.56%. (Lipper is an independent company that tracks mutual fund performance.)

Q: What was the environment like for the six months?

A: It was very positive for U.S. government, mortgage-backed securities and high-grade corporate bonds. As the six-month period progressed, long-term and intermediate-term interest rates declined among higher quality securities, pushing up their prices. For a time, long-term Treasury yields actually fell to lower levels than the yields of short-term securities, reversing the normal relationship in which yields tend to be higher as maturities are longer. Prior to the six-month period, the Federal Reserve Board had steadily raised short-term interest rates in an effort to help

Pioneer Bond Fund

   head off inflation and slow economic growth. At the same time, a lower federal deficit diminished the supply of long-term U.S. Treasuries, encouraging yields of long- and intermediate-term securities to fall and prices to rise. Yields also fell on longer-maturity bonds because investors began to anticipate that the Federal Reserve eventually would reverse its policy and begin to lower short-term interest rates. All these factors helped the performance of high-quality securities, which tended to rise in price. In contrast, lower-rated corporate bonds performed poorly. Investors worried that a slowing economy would cut into the ability of corporations to meet their bond obligations. As a result, prices of lower-rated corporate bonds fell.

Q: How did this environment affect strategy?

A: We focused on intermediate Treasury and government agency securities, which we believed would have the greatest performance potential in an environment that favored high-quality bonds. Within the corporate sector, we focused on higher-rated corporate securities, and de-emphasized sectors, such as banking, which were vulnerable to credit risks in a slowing economy. All these steps tended to help performance. On December 31, 2000, Treasuries and agencies accounted for 26.8% of net assets, while corporate securities rated A or higher comprised 33.5% of assets. We also invested in select domestic high-yield bonds, which accounted for 18.9% of net assets. We believe high yield bonds afford the Fund another element of diversification while providing a source of generous income. Although these securities detracted from performance on a total return basis, their impact was muted by good security and sector selection.

   At the end of the six-month period, average credit quality was investment-grade at A.

Q: What is your outlook?

A: We think we should see an improved environment for investing in corporate bonds. As we entered 2001, corporate bonds were priced very cheaply, reflecting investors' desire to avoid credit risk as corporate profits were slowing. In effect, investors have priced corporate securities as if they expect a recession. If the economy continues to grow, corporate

Pioneer Bond Fund

PORTFOLIO MANAGEMENT DISCUSSION 12/31/00                            (continued)

bonds would be a particularly good value. In January 2001, the Federal Reserve Board lowered short-term interest rates by 1.00% to help head off a recession and stabilize the economy. We expect the Fed to lower rates even further in the months ahead. As interest rates come down, corporations could begin to realize the benefits of the lower costs of financing. This development would work to the economy's advantage and help improve the performance of corporate bonds. The Fund, with its allocations to both investment-grade and high-yield corporate bonds, is very well positioned to benefit as the economy stabilizes and corporate bond prices recover.

Pioneer Bond Fund

SCHEDULE OF INVESTMENTS 12/31/00 (unaudited)


Principal      S&P/Moody's
Amount         Ratings                                                          Value
                            CONVERTIBLE CORPORATE BONDS - 1.1%
$  800,000     B/B2         Mascotech, Inc., 4.5%, 12/15/03              $    470,000
 1,007,000     BB-/B2       Pogo Producing Co., 5.5%, 6/15/06                 969,912
                                                                         ------------
                            Total Convertible Corporate Bonds
                            (Cost $1,468,178)                            $  1,439,912
                                                                         ------------
                            COLLATERALIZED MORTGAGE
                            OBLIGATIONS - 1.3%

 1,000,000     AAA/Aaa      National Realty Finance 1999-A2,
                            6.074%, 1/15/08                              $    808,112
   815,374     AAA/Aaa      National Realty Finance 1999-A2,
                            6.48%, 1/15/09                                    997,656
                                                                         ------------
                            Total Collateralized Mortgage Obligations
                            (Cost $1,834,451)                            $  1,805,768
                                                                         ------------
                            CORPORATE BONDS - 68.1%
                            Basic Materials - 4.3%
                            Chemicals (Diversified) - 0.7%
 1,000,000     B+/B2        Huntsman ICI Chemicals, 10.125%,
                            7/1/09                                       $    960,000
                                                                         ------------
                            Chemicals (Specialty) - 0.7%
 1,000,000     BB/Ba3       Arco Chemical Co., 9.8%, 2/1/20              $    880,000
                                                                         ------------
                            Iron & Steel - 2.2%
 1,000,000     AA-/A1       Nucor Corp., 6.0%, 1/1/09 (144A)             $    918,820
 2,000,000     BBB/Baa1     USX Corp., 8.125%, 7/15/23                      2,014,640
                                                                         ------------
                                                                         $  2,933,460
                                                                         ------------
                            Paper & Forest Products - 0.7%
 1,000,000     A-/A3        Mead Corp., 8.125%, 2/1/23                   $    952,930
                                                                         ------------
                            Total Basic Materials                        $  5,726,390
                                                                         ------------
                            Capital Goods - 1.3%
                            Engineering & Construction - 0.6%
   895,000     B+/B2        Metromedia Fiber Network Inc.,
                            10.0%, 11/15/08                              $    760,750
                                                                         ------------
                            Waste Management - 0.7%
 1,000,000     BB/Ba3       Azurix Corp., 10.375%, 2/15/07               $    990,000
                                                                         ------------
                            Total Capital Goods                          $  1,750,750
                                                                         ------------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Bond Fund

SCHEDULE OF INVESTMENTS 12/31/00 (unaudited)                       (continued)


Principal       S&P/Moody's
Amount          Ratings                                                            Value
                              Communication Services - 1.4%
                              Cellular/Wireless Telecommunications - 0.7%
$1,000,000      B/B3          Crown Castle International Corp.,
                              9.0%, 5/15/11                                 $    960,000
                                                                            ------------
                              Telecommunications (Long Distance) - 0.7%
 1,000,000      A/A2          AT&T Corp., 8.125%, 1/15/22                   $    953,780
                                                                            ------------
                              Total Communication Services                  $  1,913,780
                                                                            ------------
                              Consumer Cyclicals - 7.5%
                              Automobiles - 1.7%
 2,000,000      A/A2          General Motors Corp., 9.4%, 7/15/21           $  2,279,160
                                                                            ------------
                              Building Materials - 1.0%
   750,000      B/B2          NCI Building Systems, Inc., 9.25%, 5/1/09     $    682,500
   750,000      B+/B1         Nortek Inc., 9.125%, 9/1/07                        678,750
                                                                            ------------
                                                                            $  1,361,250
                                                                            ------------
                              Hardware & Tools - 0.3%
   500,000      B+/B2         Scott's Corp., 8.625%, 1/15/09 (144A)         $    475,000
                                                                            ------------
                              Homebuilding - 0.3%
   370,000      BB+/Ba2       Toll Corp., 8.125%, 2/1/09                    $    351,500
                                                                            ------------
                              Publishing (Newspapers) - 1.8%
 1,000,000      BBB/Baa2      Harcourt General, Inc., 7.3%, 8/01/97         $    835,710
 1,500,000      BBB-/Baa3     News America Holdings, Inc., 10.125%,
                              10/15/12                                         1,642,590
                                                                            ------------
                                                                            $  2,478,300
                                                                            ------------
                              Retail - 1.7%
 1,000,000      AA/Aa2        Wal-Mart Stores, Inc., 8.62%, 1/1/10          $  1,088,970
 1,000,000      AA/Aa2        Wal-Mart Stores, Inc., 8.5%, 9/15/24             1,177,140
                                                                            ------------
                                                                            $  2,266,110
                                                                            ------------
                              Textiles (Apparel) - 0.7%
 1,000,000      BBB-/Baa2     Jones Apparel Group, Inc.,
                              7.875%, 6/15/06                               $    945,880
                                                                            ------------
                              Total Consumer Cyclicals                      $ 10,157,200
                                                                            ------------

10   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

Principal       S&P/Moody's
Amount          Ratings                                                            Value
                              Consumer Staples - 10.4%
                              Broadcasting (Television/Radio/Cable) - 5.4%
$1,000,000      BB+/Ba1       British Sky Broadcasting Corp., 8.2%,
                              7/15/09                                       $    943,870
 1,000,000      B+/B2         Charter Communications Holdings LLC,
                              8.25%, 4/1/07                                      915,000
 2,200,000      A/A2          Continental Cablevision, Inc., 9.5%, 8/1/13      2,410,342
 1,500,000      BBB/Baa1      Cox Enterprises, 7.375%, 6/15/09 (144A)          1,500,225
 1,250,000      A/A2          Tele-Communications, Inc., 10.125%, 4/15/22      1,489,550
                                                                            ------------
                                                                            $  7,258,987
                                                                            ------------
                              Distributors (Food & Health) - 2.1%
   750,000      B-/B3         Fisher Scientific International Inc.,
                              9.0%, 2/1/08                                  $    686,250
 1,000,000      BBB+/Baa1     SUPERVALU Inc., 8.875%, 11/15/22                   992,320
 1,250,000      B/B2          Wesco Distribution Inc., 9.125%, 6/1/08          1,100,000
                                                                            ------------
                                                                            $  2,778,570
                                                                            ------------
                              Entertainment - 2.4%
 1,000,000      B-/B3         Premier Parks, Inc., 9.75%, 6/15/07           $    965,000
 2,000,000      BBB/Baa1      Time Warner Inc., 9.15%, 2/1/23                  2,316,320
                                                                            ------------
                                                                            $  3,281,320
                                                                            ------------
                              Household Products (Non-Durables) - 0.5%
   750,000      B/B2          Playtex Family Products, Inc.,
                              9.0%, 12/15/03                                $    716,250
                                                                            ------------
                              Total Consumer Staples                        $ 14,035,127
                                                                            ------------
                              Energy - 9%
                              Oil (Domestic Integrated) - 1.6%
 2,000,000      BBB/Baa2      Phillips Petroleum Co., 9.18%, 9/15/21        $  2,213,900
                                                                            ------------
                              Oil (International Integrated) - 1.8%
 1,053,000      AA+/Aa1       Imperial Oil Ltd., 8.75%, 10/15/19            $  1,090,308
 1,200,000      A+/A1         Texaco Capital Corp., 8.25%, 10/1/06             1,319,508
                                                                            ------------
                                                                            $  2,409,816
                                                                            ------------
                              Oil & Gas (Drilling & Equipment) - 1.7%
 1,500,000      A-/A3         Nabors Industries Inc., 6.8%, 4/15/04         $  1,510,545
   750,000      B+/B1         Parker Drilling Co., 9.75%, 11/15/06               755,625
                                                                            ------------
                                                                            $  2,266,170
                                                                            ------------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Bond Fund

SCHEDULE OF INVESTMENTS 12/31/00 (unaudited)                       (continued)

Principal       S&P/Moody's
Amount          Ratings                                                            Value
                              Oil & Gas (Production/Exploration) - 3.1%
$1,000,000      BB/Ba2        EOTT Energy Partners LP, 11.0%, 10/1/09       $  1,035,000
 2,000,000      BB-/Ba2       Gulf Canada Resources Ltd.,
                              9.625%, 7/1/05                                   2,104,360
   975,000      BB+/Ba1       Santa Fe Snyder Corp., 8.05%, 6/15/04            1,018,748
                                                                            ------------
                                                                            $  4,158,108
                                                                            ------------
                              Oil & Gas (Refining & Marketing) - 0.8%
 1,000,000      BBB/Baa2      Ashland Oil Co., 8.8%, 11/15/12               $  1,104,830
                                                                            ------------
                              Total Energy                                  $ 12,152,824
                                                                           ------------
                              Financial - 17.8%
                              Banks (Major Regional) - 4%
 1,000,000      AA-/Aa3       Barclays North America Capital Corp.,
                              9.75%, 5/15/21                                $  1,058,280
 1,550,000      A-/A2         Corestates Capital Corp.,
                              9.375%, 4/15/03                                  1,634,708
 2,000,000      A+/A2         Mellon Bank NA, 7.375%, 5/15/07                  2,047,860
   500,000      A/A1          Republic New York Corp., 9.3%, 6/1/21              564,595
                                                                            ------------
                                                                            $  5,305,443
                                                                            ------------
                              Banks (Money Center) - 0.8%
 1,000,000      AA-/Aa3       National Westminster Bancorp, Inc.,
                              9.375%, 11/15/03                              $  1,078,660
                                                                            ------------
                              Banks (Regional) - 1.5%
 2,000,000      A+/A1         Bank of Montreal, 7.8%, 4/1/07                $  2,088,520
                                                                            ------------
                             Consumer Finance - 3.2%
 1,000,000      BB+/Baa3      Capital One Financial Corp.,
                              7.125%, 8/1/08                                $    895,400
 3,000,000      A+/A1         Ford Capital BV, 9.5%, 6/1/10                    3,445,050
                                                                            ------------
                                                                            $  4,340,450
                                                                            ------------
                              Financial (Diversified) - 3.4%
 1,000,000      A+/A2         American General Finance Corp.,
                              8.125%, 8/15/09                               $  1,064,980
 1,100,000      A+/A1         Associates Corp., 8.15%, 8/1/09                  1,179,585
 1,000,000      BBB+/Baa1     AvalonBay Communities Inc.,
                              6.8%, 7/15/06                                      984,340
 1,500,000      A-/A3         Hertz Corp., 6.25%, 3/15/09                      1,398,525
                                                                            ------------
                                                                            $  4,627,430
                                                                            ------------

12   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

Principal       S&P/Moody's
Amount          Ratings                                                            Value
                              Insurance (Property-Casualty) - 3%
$1,500,000      AAA/Aa1       GEICO Corp., 9.15%, 9/15/21                   $  1,586,430
 1,535,000      AA/Aa2        National Re Corp., 8.85%, 1/15/05                1,655,221
 1,000,000      BBB+/Baa1     W.R. Berkley, 8.7%, 1/1/22                         917,350
                                                                            ------------
                                                                            $  4,159,001
                                                                            ------------
                              Real Estate - 1.9%
 1,000,000      BBB-/Baa3     Colonial Realty Senior Note, 7.00%, 7/14/07   $    954,170
 1,500,000      BBB/Baa3      Mack-Cali Realty, 7.25%, 03/15/09                1,467,120
                                                                            ------------
                                                                            $  2,421,290
                                                                            ------------
                              Total Financial                               $ 24,020,794
                                                                            ------------
                              Healthcare - 4.1%
                              Healthcare (Diversified) - 0.7%
   861,000      B/B3          King Pharmaceutical Inc.,
                              10.75%, 2/15/09                               $    908,355
                                                                            ------------
                              Healthcare (Hospital Management) - 1%
   375,000      BB+/Ba2       Columbia/HCA Healthcare Corp.,
                              7.25%, 5/20/08                                $    360,274
 1,000,000      BB-/Ba3       Tenet Healthcare Corp., 8.125%, 12/1/08          1,010,000
                                                                            ------------
                                                                            $  1,370,274
                                                                            ------------
                              Healthcare (Medical Products/Supplies) - 2.4%
 1,070,000      BB+/Ba1       Beckman Instruments, Inc., 7.05%, 6/1/26      $  1,053,875
   750,000      B/B2          Bio-Rad Labs Inc., 11.625%, 2/15/07                772,500
 1,500,000      A-/Baa1       Guidant Corp., 6.15%, 2/15/06                    1,424,385
                                                                            ------------
                                                                            $  3,250,760
                                                                            ------------
                              Total Healthcare                              $  5,529,389
                                                                            ------------
                              Technology - 0.8%
                              Computer (Hardware) - 0.7%
   900,000      BBB+/Baa1     Sun Microsystems Inc., 7.65%, 8/15/09         $    924,885
                                                                            ------------
                              Communications Equipment - 0.1%
   100,000      B+/B2         L-3 Communications Holdings Corp.,
                              8.50%, 5/15/08                                $     94,750
                                                                            ------------
                              Total Technology                              $  1,019,635
                                                                            ------------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Bond Fund

SCHEDULE OF INVESTMENTS 12/31/00 (unaudited)                       (continued)

Principal       S&P/Moody's
Amount          Ratings                                                            Value
                              Transportation - 6.5%
                              Airfreight - 1.6%
$2,000,000      BBB+/A3       Federal Express Corp., 8.4%, 3/23/10          $  2,113,360
                                                                            ------------
                              Airlines - 4.1%
 1,461,555      BBB/A2        American Airlines, Inc., 9.71%, 1/2/07        $  1,562,081
 1,000,000      BB/Ba2        Northwest Airlines, Inc., 8.52%, 4/7/04            963,560
 1,876,673      A/A1          Southwest Airlines Co., 7.67%, 1/2/14            1,940,311
 1,000,000      BB+/Baa3      United Air Lines, Inc., 9.125%, 1/15/12          1,000,860
                                                                            ------------
                                                                            $  5,466,812
                                                                            ------------
                              Railroads - 0.8%
 1,000,000      BBB+/Baa1     Norfolk Southern Corp., 9.0%, 3/1/21          $  1,132,550
                                                                            ------------
                              Total Transportation                          $  8,712,722
                                                                            ------------
                              Utilities - 5%
                              Electric Companies - 2%
 1,000,000      BBB-/Baa3     Great Lakes Power Inc., 8.3%, 3/1/05          $  1,029,270
   585,000      BBB/Baa2      NiSource Finance, 7.875%, 11/15/10 (144A)          617,467
 1,000,000      A/A2          Virginia Electric and Power Co.,
                              8.75%, 4/1/21                                    1,068,770
                                                                            ------------
                                                                            $  2,715,507
                                                                            ------------
                              Natural Gas - 3%
 1,000,000      BBB-/Baa2     KN Energy Inc., 6.45%, 11/30/01               $    996,330
 1,000,000      A-/Baa1       Northern Natural Gas, 7.0%,
                              6/1/11 (144A)                                      984,600
 1,000,000      A/A2          Oneok, Inc., 6.0%, 2/1/09                          928,470
 1,000,000      BBB/Baa2      Sonat Inc., 7.625%, 7/15/11                      1,044,350
                                                                            ------------
                                                                            $  3,953,750
                                                                            ------------
                              Total Utilities                               $  6,669,257
                                                                            ------------
                              Total Corporate Bonds
                              (Cost $93,527,209)                            $ 91,687,868
                                                                            ------------
                              U.S. GOVERNMENT AND AGENCY
                              OBLIGATIONS - 26.8%
     8,224      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                              10.0%, 11/1/02                                $      8,288
    25,223      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                              10.5%, 4/1/19                                       26,853
    24,859      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                              REMIC Series 1988-24B, 9.5%, 1/15/05                25,481

14   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

Principal      S&P/Moody's
Amount         Ratings                                                              Value
                             U.S. GOVERNMENT AND AGENCY
                             OBLIGATIONS - (continued)
 $  27,592     AAA/Aaa       Federal National Mortgage Corp.,
                             11.0%, 6/1/19                                   $    127,207
   117,113     AAA/Aaa       Federal National Mortgage Corp.,
                             10.0%, 7/1/19                                         28,927
   145,186     AAA/Aaa       Federal National Mortgage Corp., REMIC
                             1989-19A, 10.3%, 4/25/19                             158,463
     7,751     AAA/Aaa       Federal National Mortgage Corp., REMIC
                             1989-19B, 10.3%, 4/25/19                               8,653
    47,152     AAA/Aaa       Government National Mortgage Association I,
                             10.0%, 1/15/06                                        48,196
 2,384,013     AAA/Aaa       Government National Mortgage Association I,
                             8.0%, 5/15/30                                      2,443,375
    29,807     AAA/Aaa       Government National Mortgage Association II,
                             9.5%, 12/20/20                                        30,953
    24,336     AAA/Aaa       Government National Mortgage Association,
                             Midget, 10.0%, 5/15/04                                24,844
   147,845     AAA/Aaa       Government National Mortgage Association,
                             10%, 1/15/18 to 7/15/20                              155,505
    20,826     AAA/Aaa       Government National Mortgage Association,
                             9.5%, 5/15/20                                         21,852
 6,806,188     AAA/Aaa       Government National Mortgage Association,
                             7.5%, 5/15/27 to 2/15/30                           6,921,907
   918,408     AAA/Aaa       Government National Mortgage Association,
                             8.00%, 1/15/30                                       941,276
 7,544,067     AAA/Aaa       Government National Mortgage Association,
                             7%, 12/15/13 to 2/15/30                            7,579,519
   892,149     AAA/Aaa       Government National Mortgage Association,
                             8%, 11/15/29                                         914,364
 1,941,652     AAA/Aaa       Government National Mortgage Association,
                             7.5%, 8/15/29                                      1,973,708
 1,899,999     AAA/Aaa       Government National Mortgage Association,
                             7%, 11/15/28                                       1,914,743
 1,500,000     AAA/Aaa       Government National Mortgage Association,
                             Remic Series 1998-21, 6.5%, 10/20/11               1,481,715
   750,000                   U.S. Treasury Notes, 6.25%, 8/15/23                  811,208
 3,000,000                   U.S. Treasury Bonds, 8.00%, 11/15/21               3,881,070
 2,850,000                   U.S. Treasury Bonds, 5.75%, 8/15/10                2,986,715

The accompanying notes are an integral part of these financial statements.   15

Pioneer Bond Fund

SCHEDULE OF INVESTMENTS 12/31/00 (unaudited)                       (continued)

Principal       S&P/Moody's
Amount          Ratings                                                        Value
                              U.S. GOVERNMENT AND AGENCY
                              OBLIGATIONS - (continued)
$3,000,000                    U.S. Treasury Notes, 7.5%, 11/15/16       $  3,620,730
                                                                        ------------
                              Total U.S. Government and
                              Agency Obligations
                              (Cost $34,623,379)                        $ 36,135,552
                                                                        ------------
                              FOREIGN GOVERNMENT SPONSORED - 2.2%
 1,500,000      A+/A2         Hydro-Quebec, 8.0%, 2/1/13                $  1,683,285
 1,000,000      A/A2          Province of Saskatchewan,
                              9.375%, 12/15/20                             1,269,320
                                                                        ------------
                              Total Foreign Government Sponsored
                              (Cost $2,740,700)                         $  2,952,605
                                                                        ------------
                              Temporary Cash Investment - 0.5%
   607,000      AAA/Aaa       American Express, 6.48%, Due 01/02/01     $    607,000
                                                                        ------------
                              Total Temporary Cash Investment           $    607,000
                                                                        ------------
                              TOTAL INVESTMENT IN SECURITIES - 100%
                              (Cost $134,800,917) (a)(b)                $134,628,705
                                                                        ------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2000, the value of these securities amounted to $4,496,112 or 3.3% of total net assets.

 (a) At December 31, 2000, the net unrealized loss on investments, based on cost for federal income tax purposes of $134,800,917 was as follows:

      Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                   $ 3,023,920
      Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                    (3,196,132)
                                                                    -----------
      Net unrealized loss                                           $  (172,212)
                                                                    -----------

 (b) At December 31, 2000 the Fund had a net capital loss carryforward of $6,644,799 which will expire between 2003 and 2008 if not utilized.

Note: The Fund's investments in mortgage-backed securities of the Government
      National Mortgage Association (GNMA) are interests in separate pools of mortgages. All separate investments in this issuer which have the same coupon rate have been aggregated for the purpose of presentation in this schedule of investments.

16   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

     Purchases and sales of securities (excluding temporary cash investments) for the six months ended December 31, 2000, were as follows:

                                      Purchases          Sales
                                      ---------          -----
     Long-term U.S. Government       $15,601,350      $22,958,155
     Other Long-term Securities        2,229,944        7,857,177

The accompanying notes are an integral part of these financial statements.    17

Pioneer Bond Fund
BALANCE SHEET 12/31/00 (unaudited)

ASSETS:
  Investments in securities, at value (including temporary cash
    investments of $607,000) (cost $134,800,917)                   $134,628,705
  Cash                                                                  829,920
  Receivables -
   Investment securities sold                                           589,091
   Fund shares sold                                                      76,710
   Interest                                                           2,615,446
  Other                                                                   3,776
                                                                   ------------
    Total assets                                                   $138,743,648
                                                                   ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                 $    800,392
   Fund shares repurchased                                              464,178
   Dividends                                                            172,954
  Due to affiliates                                                     268,084
  Accrued expenses                                                       91,716
                                                                   ------------
    Total liabilities                                              $  1,797,324
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                  $149,663,145
  Accumulated undistributed net investment income                         3,325
  Accumulated net realized loss on investments                      (12,547,934)
  Net unrealized loss on investments                                   (172,212)
                                                                   ------------
    Total net assets                                               $136,946,324
                                                                   ------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $96,541,184/11,068,122 shares)                 $       8.72
                                                                   ------------
  Class B (based on $34,246,816/3,940,588 shares)                  $       8.69
                                                                   ------------
  Class C (based on $6,158,324/708,171 shares)                     $       8.70
                                                                   ------------
MAXIMUM OFFERING PRICE:
  Class A                                                          $       9.13
                                                                   ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
STATEMENT OF OPERATIONS (unaudited)
For the Six Months Ended 12/31/00


INVESTMENT INCOME:
  Interest                                                                   $  5,569,962
                                                                             ------------
EXPENSES:
  Management fees                                            $356,124
  Transfer agent fees
   Class A                                                    209,663
   Class B                                                    134,459
   Class C                                                     10,393
  Distribution fees
   Class A                                                    126,046
   Class B                                                    177,219
   Class C                                                     30,855
  Administrative fees                                          14,230
  Custodian fees                                               15,272
  Registration fees                                               184
  Professional fees                                             3,052
  Printing                                                     33,120
  Fees and expenses of nonaffiliated trustees                  10,304
  Miscellaneous                                                 3,776
                                                             --------
    Total expenses                                                           $  1,124,697
    Less fees paid indirectly                                                     (19,268)
                                                                             ------------
    Net expenses                                                             $  1,105,429
                                                                             ------------
     Net investment income                                                   $  4,464,533
                                                                             ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                          $ (1,997,023)
   Change in net unrealized loss on investments                                 6,055,692
                                                                             ------------
    Net gain on investments                                                  $  4,058,669
                                                                             ------------
    Net increase in net assets resulting from operations                     $  8,523,202
                                                                             ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended 12/31/00 and Year Ended 6/30/00


                                                        Six Months Ended
                                                            12/31/00          Year Ended
FROM OPERATIONS:                                          (unaudited)          6/30/00
Net investment income                                    $  4,464,533      $ 10,845,537
Net realized loss on investments                           (1,997,023)       (6,904,742)
Change in net unrealized gain (loss) on investments         6,055,692        (2,601,649)
                                                         ------------      ------------
  Net increase in net assets resulting from operations   $  8,523,202      $  1,339,146
                                                         ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
 Class A ($0.29 and $0.58 per share, respectively)       $ (3,349,756)     $ (7,812,946)
 Class B ($0.24 and $0.51 per share, respectively)           (981,302)       (2,547,821)
 Class C ($0.26 and $0.46 per share, respectively)           (186,130)         (456,721)
                                                         ------------      ------------
  Total distributions to shareholders                    $ (4,517,188)     $(10,817,488)
                                                         ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 38,440,344      $ 90,338,479
Reinvestment of distributions                               3,395,993         8,109,094
Cost of shares repurchased                                (54,777,792)     (132,759,583)
                                                         ------------      ------------
  Net decrease in net assets resulting from fund share
    transactions                                         $(12,941,455)     $(34,312,010)
                                                         ------------      ------------
  Net decrease in net assets                             $ (8,935,441)     $(43,790,352)
                                                         ------------      ------------
NET ASSETS:
Beginning of period                                       145,881,765       189,672,117
                                                         ------------      ------------
End of period (including accumulated undistributed net
  investment income of $3,325 and $55,980,
  respectively)                                          $136,946,324      $145,881,765
                                                         ------------      ------------

                                  12/00 Shares    12/00 Amount
CLASS A                           (unaudited)     (unaudited)       6/00 Shares      6/00 Amount
Shares sold                        3,794,302     $ 32,423,357        6,961,511     $ 59,973,090
Reinvestment of distributions        306,741        2,629,815          710,968        6,121,497
Less shares repurchased           (5,110,490)     (43,691,778)     (10,081,538)     (86,763,886)
                                  ----------     ------------      -----------     ------------
  Net decrease                    (1,009,447)    $ (8,638,606)      (2,409,059)    $(20,669,299)
                                  ----------     ------------      -----------     ------------
CLASS B

Shares sold                          442,308     $  3,768,210        1,752,374     $ 15,137,966
Reinvestment of distributions         74,105          632,898          195,908        1,681,866
Less shares repurchased             (989,697)      (8,429,993)      (3,126,491)     (26,892,331)
                                  ----------     ------------      -----------     ------------
  Net decrease                      (473,284)    $ (4,028,885)      (1,178,209)    $(10,072,499)
                                  ----------     ------------      -----------     ------------
CLASS C

Shares sold                          263,330     $  2,248,777        1,740,006     $ 15,227,423
Reinvestment of distributions         15,581          133,280           35,624          305,731
Less shares repurchased             (311,616)      (2,656,021)      (2,200,860)     (19,103,366)
                                  ----------     ------------      -----------     ------------
  Net decrease                       (32,705)    $   (273,964)        (425,230)    $ (3,570,212)
                                  ----------     ------------      -----------     ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
FINANCIAL HIGHLIGHTS 12/31/00

                                                          Six Months Ended
                                                               12/31/00      Year Ended
                                                             (unaudited)      6/30/00
CLASS A
Net asset value, beginning of period                           $  8.47        $   8.94
                                                               -------        --------
Increase (decrease) from investment operations:
 Net investment income                                         $  0.29        $   0.58
 Net realized and unrealized gain (loss) on investments           0.25           (0.47)
                                                               -------        --------
  Net increase from investment operations                      $  0.54        $   0.11
Distributions to shareowners:
 Net investment income                                           (0.29)          (0.58)
                                                               -------        --------
Net increase (decrease) in net asset value                     $  0.25        $  (0.47)
                                                               -------        --------
Net asset value, end of period                                 $  8.72        $   8.47
                                                               -------        --------
Total return*                                                     6.47%           1.30%
Ratio of net expenses to average net assets+                      1.28%**         1.18%
Ratio of net investment income to average net assets+             6.53%**         6.68%
Portfolio turnover rate                                             26%**           60%
Net assets, end of period (in thousands)                       $96,541        $102,349
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                     1.25%**         1.15%
 Net investment income                                            6.56%**         6.71%

                                                           Year Ended   Year Ended   Year Ended   Year Ended
                                                             6/30/99      6/30/98      6/30/97     6/30/96
CLASS A
Net asset value, beginning of period                        $   9.37     $   9.07     $  9.08     $   9.35
                                                            --------     --------     -------     --------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.56     $   0.59     $  0.63     $   0.64
 Net realized and unrealized gain (loss) on investments        (0.43)        0.30       (0.01)       (0.27)
                                                            --------     --------     -------     --------
  Net increase from investment operations                   $   0.13     $   0.89     $  0.62     $   0.37
Distributions to shareowners:
 Net investment income                                         (0.56)       (0.59)      (0.63)       (0.64)
                                                            --------     --------     -------     --------
Net increase (decrease) in net asset value                  $  (0.43)    $   0.30     $ (0.01)    $  (0.27)
                                                            --------     --------     -------     --------
Net asset value, end of period                              $   8.94     $   9.37     $  9.07     $   9.08
                                                            --------     --------     -------     --------
Total return*                                                   1.35%       10.04%       7.09%        4.02%
Ratio of net expenses to average net assets+                    1.04%        1.18%       1.14%        1.19%
Ratio of net investment income to average net assets+           6.01%        6.34%       6.97%        6.80%
Portfolio turnover rate                                           46%          44%         48%          39%
Net assets, end of period (in thousands)                    $129,487     $114,326     $98,310     $101,957
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                   1.02%        1.17%       1.12%        1.18%
 Net investment income                                          6.03%        6.35%       6.99%        6.81%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratio assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Bond Fund
FINANCIAL HIGHLIGHTS 12/31/00

                                                          Six Months Ended
                                                              12/31/00       Year Ended
                                                            (unaudited)       6/30/00
CLASS B
Net asset value, beginning of period                           $  8.44        $  8.91
                                                               -------        -------
 Increase (decrease) from investment operations:
 Net investment income                                         $  0.24        $  0.50
 Net realized and unrealized gain (loss) on investments           0.25          (0.46)
                                                               -------        -------
  Net increase from investment operations                      $  0.49        $  0.04
Distributions to shareowners:
 Net investment income                                           (0.24)         (0.51)
 In excess of net investment income                                  -              -
                                                               -------        -------
Net increase (decrease) in net asset value                     $  0.25        $ (0.47)
                                                               -------        -------
Net asset value, end of period                                 $  8.69        $  8.44
                                                               -------        -------
Total return*                                                     5.86%          0.48%
Ratio of net expenses to average net assets+                      2.37%**        2.05%
Ratio of net investment income to average net assets+             5.48%**        5.81%
Portfolio turnover rate                                             26%**          60%
Net assets, end of period (in thousands)                       $34,247        $37,269
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                     2.36%**        2.03%
 Net investment income                                            5.49%**        5.83%

                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                            6/30/99      6/30/98      6/30/97     6/30/96
CLASS B
Net asset value, beginning of period                        $  9.33      $  9.03      $  9.02      $  9.31
                                                            -------      -------      -------      -------
 Increase (decrease) from investment operations:
 Net investment income                                      $  0.48      $  0.51      $  0.56      $  0.57
 Net realized and unrealized gain (loss) on investments       (0.42)        0.31        (0.01)       (0.28)
                                                            -------      -------      -------      -------
  Net increase from investment operations                   $  0.06      $  0.82      $  0.55      $  0.29
Distributions to shareowners:
 Net investment income                                        (0.48)       (0.52)       (0.54)       (0.57)
 In excess of net investment income                               -            -            -        (0.01)
                                                            -------      -------      -------      -------
Net increase (decrease) in net asset value                  $ (0.42)     $  0.30      $  0.01      $ (0.29)
                                                            -------      -------      -------      -------
Net asset value, end of period                              $  8.91      $  9.33      $  9.03      $  9.02
                                                            -------      -------      -------      -------
Total return*                                                  0.57%        9.21%        6.24%        3.15%
Ratio of net expenses to average net assets+                   1.86%        1.98%        1.97%        1.96%
Ratio of net investment income to average net assets+          5.18%        5.52%        6.12%        6.10%
Portfolio turnover rate                                          46%          44%          48%          39%
Net assets, end of period (in thousands)                    $49,816      $30,888      $20,104      $14,843
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                  1.83%        1.97%        1.96%        1.94%
 Net investment income                                         5.21%        5.53%        6.13%        6.03%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratio assuming no reduction for fees paid indirectly.

22   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
FINANCIAL HIGHLIGHTS 12/31/00

                                                         Six Months Ended
                                                            12/31/00       Year Ended
                                                           (unaudited)      6/30/00
CLASS C
Net asset value, beginning of period                         $  8.46        $  8.89
                                                             -------        -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.26        $  0.48
 Net realized and unrealized gain (loss) on investments         0.24          (0.45)
                                                             -------        -------
  Net increase from investment operations                    $  0.50        $  0.03
Distributions to shareowners:
 Net investment income                                         (0.26)         (0.46)
 In excess of net investment income                                -              -
                                                             -------        -------
Net increase (decrease) in net asset value                   $  0.24        $ (0.43)
                                                             -------        -------
Net asset value, end of period                               $  8.70        $  8.46
                                                             -------        -------
Total return*                                                   6.01%          0.36%
Ratio of net expenses to average net assets+                    1.95%**        2.32%
Ratio of net investment income to average net assets+           5.86%**        5.53%
Portfolio turnover rate                                           26%**          60%
Net assets, end of period (in thousands)                     $ 6,158        $ 6,264
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                   1.92%**        2.30%
 Net investment income                                          5.89%**        5.55%

                                                           Year Ended   Year Ended   Year Ended    1/31/96 to
                                                             6/30/99      6/30/98      6/30/97       6/30/96
CLASS C
Net asset value, beginning of period                        $  9.31       $ 9.02       $ 9.02         $ 9.54
                                                            -------       ------       ------         ------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.48       $ 0.52       $ 0.54         $ 0.23
 Net realized and unrealized gain (loss) on investments       (0.42)        0.29            -          (0.52)
                                                            -------       ------       ------         ------
  Net increase from investment operations                   $  0.06       $ 0.81       $ 0.54         $(0.29)
Distributions to shareowners:
 Net investment income                                        (0.48)       (0.52)       (0.54)         (0.22)
 In excess of net investment income                               -            -            -          (0.01)
                                                            -------       ------       ------         ------
Net increase (decrease) in net asset value                  $ (0.42)      $ 0.29       $    -         $(0.52)
                                                            -------       ------       ------         ------
Net asset value, end of period                              $  8.89       $ 9.31       $ 9.02         $ 9.02
                                                            -------       ------       ------         ------
Total return*                                                  0.60%        9.12%        6.13%         (3.00)%
Ratio of net expenses to average net assets+                   1.86%        1.90%        2.05%          2.18%**
Ratio of net investment income to average net assets+          5.17%        5.58%        5.83%          5.79%**
Portfolio turnover rate                                          46%          44%          48%            39%
Net assets, end of period (in thousands)                    $10,369       $8,515       $4,588         $  343
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                  1.83%        1.89%        1.92%          2.13%**
 Net investment income                                         5.20%        5.59%        5.96%          5.84%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratio assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   23

Pioneer Bond Fund

NOTES TO FINANCIAL STATEMENTS 12/31/00 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Bond Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The Fund also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the Fund's portfolio.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B, and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premium and discount related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income, including income on interest bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

Pioneer Bond Fund

   As required, effective July 1, 2001, the Fund will adopt the provision of the AICPA Audit & Accounting Guide for Investment Companies and began amortizing discount or premium for all debt securities. This change will have no impact on the Fund's total net assets and is expected to result in an immaterial reduction in the cost of securities and a corresponding increase in net unrealized appreciation (depreciation), based on the securities held by the Fund on July 1, 2001.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $5,504 in underwriting commissions on the sale of fund shares for the six months ended December 31, 2000.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses

Pioneer Bond Fund

NOTES TO FINANCIAL STATEMENTS 12/31/00 (unaudited)                 (continued)

   (see Note 3). Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a majority owned subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At December 31, 2000, $61,653 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PSC, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $161,108 in transfer agent fees payable to PSC at December 31, 2000.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to

Pioneer Bond Fund

each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $45,323 in distribution fees payable to PFD at December 31, 2000.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2000, CDSCs in the amount of $1,802,167 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the period ended December 31, 2000, the Fund's expenses were reduced by $19,268 under such arrangements.

Pioneer Bond Fund

RESULTS OF SHAREOWNER MEETING

On September 11, 2000, Pioneer Bond Fund held a special meeting of shareowners to approve a new management contract between the Fund and Pioneer Investment Management, Inc., the Fund's investment adviser. Shareowners also voted to elect trustees. Both proposals passed by shareowner vote. The new management contract took effect when UniCredito Italiano S.p.A. completed its acquisition of The Pioneer Group, Inc. on October 24, 2000. Here are the detailed results of the votes.

Proposal 1 - To approve a new management contract.

Affirmative           Against               Abstain
10,160,481.085        395,063.384           408,368.926

Proposal 2 - To elect trustees.

Nominee              Affirmative           Withheld
M. K. Bush           10,639,533.112        324,380.283
J. F. Cogan, Jr.     10,688,437.484        275,475.911
Dr. R. H. Egdahl     10,692,649.693        271,263.702
M. B.W. Graham       10,688,546.181        275,367.214
M. A. Piret          10,693,067.897        270,845.498
D. D. Tripple        10,688,855.688        275,057.707
S. K. West           10,691,131.768        272,781.627
J. Winthrop          10,678,918.432        284,994.963

Pioneer Bond Fund

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees                              Officers
John F. Cogan, Jr., Chairman          John F. Cogan, Jr., President
Mary K. Bush                          David D. Tripple, Executive Vice President
Richard H. Egdahl, M.D.               Vincent Nave, Treasurer
Margaret B.W. Graham                  Joseph P. Barri, Secretary
John W. Kendrick
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Public Accountants
Arthur Andersen LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS
P.O. Box 9014
Boston, Massachusetts 02205-9014

Our toll-free fax                                               1-800-225-4240

Our Internet e-mail address                               ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                       www.pioneerfunds.com


This report must be preceded or accompanied by a current Fund prospectus.


[PIONEER
 Investments(R)
 LOGO]

   Pioneer Investment Management, Inc.                            9619-00-0201
   60 State Street                         (C) Pioneer Funds Distributor, Inc.
   Boston, Massachusetts 02109             Underwriter of Pioneer Mutual Funds
   www.pioneerfunds.com               [recycle logo] Printed on Recycled Paper